Leases - Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Operating	$ 175.3
Finance	3.9
Total assets	179.2
Current liabilities
Operating	32.0	$ 0.0
Finance	1.3
Total current liabilities	33.3
Noncurrent liabilities
Operating	158.5
Finance	2.6
Total noncurrent liabilities	161.1
Total lease liabilities	$ 194.4